LOAN PAYABLE (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended
	Apr. 30, 2018	Nov. 30, 2017	Apr. 19, 2017	Dec. 31, 2017	Mar. 31, 2018
Debt Disclosure [Abstract]
Loan principal amount			$ 2,100,000
Maturity date			Mar. 31, 2019
Term			1 year
Annual interest rate			10.00%
Repayment of loan	$ 500,000	$ 600,000		$ 600,000
Outstanding principal balance				1,500,000	$ 1,500,000
Accrued and unpaid interest				$ 138,110	$ 175,096